LINE OF CREDIT (Details) - USD ($)						3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 19, 2016	Feb. 24, 2016	Sep. 14, 2015	Jul. 17, 2015	May 13, 2015	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	May 13, 2014
Long-term debt - advances on line of credit							$ 3,600,000	$ 1,000,000	$ 1,890,000
Repayment of long-term debt in connection with the assignment of an interest in crude oil and natural gas properties									287,815
Line of credit outstanding balance							4,662,185		1,062,185
Accrued interest							105,498		48,602
Providence Energy Operators, LLC
Borrowing capacity of the revolving line of credit					$ 5,000,000
Line of Credit term extension (in years)		1 year
Line of credit interest rate (as a percent)										8.00%
Long-term debt - advances on line of credit	$ 3,600,000		$ 350,000	$ 540,000	$ 1,000,000
Line of credit outstanding balance							4,662,185		1,062,185
Accrued interest							$ 105,498		$ 48,602
Todd Creek Farms | Providence Energy Operators, LLC | Participation Agreement
Repayment of long-term debt in connection with the assignment of an interest in crude oil and natural gas properties						$ 287,815
Participation Agreement acquisition interest in any oil and gas development acres in area of mutual interest (as a percent)						50.00%